STOCK BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 13. STOCK BASED COMPENSATION

2022 Aclarion Equity Incentive Plan

On April 21, 2022, in connection with the IPO, the Company’s 2022 Aclarion Equity Incentive Plan, or “2022 Plan”, went into effect. Our board of directors has appointed the compensation committee of our board of directors as the committee under the 2022 Plan with the authority to administer the 2022 Plan. The aggregate number of our shares of common stock that may be issued or used for reference purposes under the 2022 Plan is 125,000 shares (2,000,000 prior to the 2024 Stock Split), with an automatic increase on January 1st of each year, for a period of not more than ten years, commencing on January 1st of the year following the year in which the initial public offering date (April 2022) occurs and ending on (and including) January 1, 2032, in an amount equal to 5% of the total number of shares of Capital Stock outstanding on December 31st of the preceding calendar year. Notwithstanding the foregoing, the Board may act prior to January 1st of a given year to provide that there will be no January 1st increase in shares for such year or that the increase in shares for such year will be a lesser number of shares of Common Stock than would otherwise occur pursuant to the preceding sentence.

As of the year ended December 31, 2023, the aggregate number of our shares of common stock that may be issued or used for reference purposes under the 2022 Plan was 154,426 (2,470,814 pre-split). On January 1, 2024, the 2022 Plan had an automatic increase of 41,270 (660,311 pre-split) shares which was 5% of the total number of shares of Capital Stock outstanding on December 31, 2023.

Options granted under the 2022 Plan may be incentive stock options or non-statutory stock options, as determined by the administrator at the time of grant of an option. Restricted stock may also be granted under the 2022 Plan. The options vest in accordance with the grant terms and are exercisable for a period of up to 10 years from grant date.

No options were granted in the six months ended June 30, 2024.

Nocimed, Inc. 2015 Stock Plan

The Company maintains the Nocimed, Inc. 2015 Stock Plan, or the “Existing Plan”, under which the Company could grant 152,558 shares (after giving effect to the 2024 Stock Split) or options of the Company to our employees, consultants, and other service providers. The Company suspended the Existing Plan in connection with the April 2022, initial public offering. The Company did not grant any stock options under the Existing Plan for the twelve months ended December 31, 2022, and thereafter. No further awards will be granted under the Existing Plan, but awards granted prior to the suspension date will continue in accordance with their terms and the terms of the Existing Plan.

Determining Fair Value of Stock Options

The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Valuation and Amortization Method —The Company estimates the fair value of its stock options using the Black-Scholes-Merton option-pricing model. This fair value is then amortized over the requisite service periods of the awards.

Expected Term—The Company estimates the expected term of stock option by taking the average of the vesting term and the contractual term of the option, as illustrated by the simplified method.

Expected Volatility—The expected volatility is derived from the Company’s expectations of future market volatility over the expected term of the options.

Risk-Free Interest Rate—The risk-free interest rate is based on the 10-year U.S. Treasury yield curve on the date of grant.

Dividend Yield—The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts.

Stock Award Activity

A summary of option activity under the Company’s incentive plans is as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)
Balance at December 31, 2023	169,456	$31.15	7.5
Options granted	–	–	–
Options exercised	–	–	–
Options forfeited/expired	–	–	–
Balance at June 30, 2024	169,456	$31.15	7.0

Exercisable at December 31, 2023	147,977	$30.57	7.4
Exercisable at June 30, 2024	154,971	$30.80	6.9

The aggregate intrinsic value of options outstanding at June 30, 2024 is $0. The aggregate intrinsic value of vested and exercisable options at June 30, 2024 is $0.

As of June 30, 2024, there was approximately $212,454 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the next 15 months.

Restricted Stock Units

In the six months ended June 30, 2024, the Company had no new grants of RSUs under the 2022 Plan.

Post-split RSU activity under the 2022 Plan was as follows for the six months ended June 30, 2024:

	RSU’s Outstanding	Weighted-Average Grant-Date Fair value per Unit
Nonvested as of December 31, 2023	15,749	$10.72
Granted	–	–
Vested	(3,953)	10.30
Forfeited	(6,942)	13.42
Nonvested as of June 30, 2024	4,854	$7.20

The grant date fair value for a RSU is the market price of the common stock on the date of grant. The total share-based compensation expense related to RSUs recognized during the six months ended June 30, 2024, was $40,733.

As of June 30, 2024, there was approximately $2,735 total unrecognized compensation cost related to non-vested RSUs which is expected to be recognized over the next three months.

As of June 30, 2024, the Company is obligated to issue 7,539 post-split shares of common stock associated with vested Restricted Stock Units.

Stock-based Compensation Expense

The following table summarizes the total stock-based compensation expense included in the Company’s statements of operations for the periods presented:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Sales and marketing	$12,605	$78,688	$40,733	$106,997
Research and development	2,055	2,055	4,110	5,615
General and administrative	55,644	55,888	111,288	106,551
Total share based compensation	$70,305	$136,631	$156,131	$219,162